Warrants - Other (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Jan. 26, 2023 USD ($) employee shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Warrants
Additional expense on amendment | $			$ 0.8
Warrants outstanding (in shares)		1,966,808	3,077,074
Price per share (in dollars per share) | $ / shares		$ 11.50
HSAC2
Warrants
Insider shares subject to lock up period	4,000,000
Private shares subject to lock up period	450,000
Share lock up period	12 months
Number of warrants issued	750,000
Number of employees and directors, warrants issued | employee	11
HSAC2 | Minimum
Warrants
Warrants exercisable term	24 months
Share lock up period	6 months
HSAC2 | Maximum
Warrants
Warrants exercisable term	36 months
Share lock up period	12 months
Private Warrants Held by Sponsor
Warrants
Warrants outstanding (in shares)	1,500,000	750,000	1,500,000
Price per share (in dollars per share) | $ / shares		$ 11.50
Warrants exercisable term		30 days
Warrants expiry term		5 years
Private Warrants Held by Sponsor | Minimum
Warrants
Warrants expiry term		4 years 6 months 25 days
Private Warrants Held by Sponsor | Maximum
Warrants
Warrants expiry term		4 years 9 months 25 days
Private Warrants Held by Sponsor | HSAC2
Warrants
Warrants outstanding (in shares)	1,500,000
Sponsor warrant forfeiture (as percent)	50.00%
Number of warrants forfeiture by sponsor	750,000
Consideration for forfeiture of warrants | $	$ 0.0
Equity-classified Warrants
Warrants
Warrants outstanding (in shares)		1,966,808	1,750,000
Equity-classified Warrants | Minimum
Warrants
Price per share (in dollars per share) | $ / shares			$ 1.33
Warrants expiry term			6 years 11 months 8 days
Equity-classified Warrants | Maximum
Warrants
Price per share (in dollars per share) | $ / shares			$ 4.06
Warrants expiry term			9 years 6 months